SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10   SUBSEQUENT EVENTS

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013.  The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 6, 2011, the Company issued 25,000 shares of common stock for $50,000 ($2/share).

On April 15, 2011, the Company issued 25,000 shares of common stock for $50,000 ($2/share).

On May 13, 2011, the Company issued 950,000 shares of common stock for a purchase price of $2 per share as the second installment of the subscription agreement (See Note 3).